Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9.    Commitments and Contingencies

Purchase Obligations

The Company had outstanding contracts and purchase orders for capital projects totaling $10.7 million at March 26, 2016. Amounts due under these contracts were not included on the Company’s consolidated balance sheet as of March 26, 2016.

Withdrawn Multiemployer Pension Plans

Until May 2013, Performance Food Group, Inc. participated in the Central States Southeast and Southwest Areas Pension Fund (“Central States Pension Fund”), a multiemployer pension plan administered by the Teamsters Union, pursuant to which Performance Food Group, Inc. was required to make contributions on behalf of certain union employees. The Central States Pension Fund is underfunded and is in critical status as determined by the Pension Benefit Guaranty Corporation. In connection with the recent renegotiation of the collective bargaining agreement that had previously required the Company’s participation in the Central States Pension Fund, the Company negotiated the termination of its participation in the Central States Pension Fund and the Company has withdrawn. The withdrawal liability was increased by $2.8 million during the second quarter of fiscal 2015 to the Company’s total estimated withdrawal liability of $6.9 million. The Company has made total payments for voluntary withdrawal of this plan in the amount of $1.0 million. As of March 26, 2016, the estimated outstanding withdrawal liability totaled $5.9 million.

Guarantees

Subsidiaries of the Company have entered into numerous operating leases, including leases of buildings, equipment, tractors, and trailers. Certain of the leases for tractors, trailers, and other vehicles and equipment provide for residual value guarantees to the lessors. Circumstances that would require the subsidiary to perform under the guarantees include either (1) default on the leases with the leased assets being sold for less than the specified residual values in the lease agreements, or (2) decisions not to purchase the assets at the end of the lease terms combined with the sale of the assets, with sales proceeds less than the residual value of the leased assets specified in the lease agreements. Residual value guarantees under these operating lease agreements typically range between 5% and 25% of the value of the leased assets at inception of the lease. These leases have original terms ranging from 5 to 7 years and expiration dates ranging from 2016 to 2023. As of March 26, 2016, the undiscounted maximum amount of potential future payments for lease guarantees totaled $22.3 million, which would be mitigated by the fair value of the leased assets at lease expiration. The assessment as to whether it is probable that subsidiaries of the Company will be required to make payments under the terms of the guarantees is based upon their actual and expected loss experience. Consistent with the requirements of FASB ASC 460-10-50, Guarantees-Overall-Disclosure, the Company has recorded $0.2 million of the potential future guarantee payments on its consolidated balance sheet as of March 26, 2016.

The Company participates in a purchasing alliance that was formed to obtain better pricing, to expand product options, to reduce internal costs, and to achieve greater inventory turnover. The Company has entered into several agreements to guarantee a portion of the trade payables for such purchasing alliance to their various suppliers as an inducement for these suppliers to extend additional trade credit to the purchasing alliance. In the event of default by the purchasing alliance of their respective trade payables obligations, these suppliers may proceed directly against the Company to collect their trade payables. The terms of these guarantees have expiration dates throughout 2016. As of March 26, 2016, the undiscounted maximum amount of potential payments covered by these guarantees totaled $24.6 million. The Company believes that the likelihood of payment under these guarantees is remote and that any fair value attributable to these guarantees is immaterial; therefore, no liability has been recorded for these obligations in the Company’s consolidated balance sheets.

In addition, the Company from time to time enters into certain types of contracts that contingently require it to indemnify various parties against claims from third parties. These contracts primarily relate to: (i) certain real estate leases under which subsidiaries of the Company may be required to indemnify property owners for environmental and other liabilities and other claims arising from their use of the applicable premises; (ii) certain agreements with the Company’s officers, directors, and employees under which the Company may be required to indemnify such persons for liabilities arising out of their employment relationship; and (iii) customer agreements under which the Company may be required to indemnify customers for certain claims brought against them with respect to the supplied products.

Generally, a maximum obligation under these contracts is not explicitly stated. Because the obligated amounts associated with these types of agreements are not explicitly stated, the overall maximum amount of the obligation cannot be reasonably estimated. Historically, the Company has not been required to make payments under these obligations and, therefore, no liabilities have been recorded for these obligations in the Company’s consolidated balance sheets.

Litigation

The Company is engaged in various legal proceedings that have arisen but have not been fully adjudicated. The likelihood of loss for these legal proceedings, based on definitions within contingency accounting literature, ranges from remote to reasonably possible to probable. When losses are probable and reasonably estimable, they have been accrued. Based on estimates of the range of potential losses associated with these matters, management does not believe that the ultimate resolution of these proceedings, either individually or in the aggregate, will have a material adverse effect upon the consolidated financial position or results of operations of the Company. However, the final results of legal proceedings cannot be predicted with certainty and, if the Company failed to prevail in one or more of these legal matters, and the associated realized losses were to exceed the Company’s current estimates of the range of potential losses, the Company’s consolidated financial position or results of operations could be materially adversely affected in future periods.

Sales Tax Liabilities

The Company’s sales and use tax filings are subject to customary audits by authorities in the jurisdictions where it conducts business in the United States, which may result in assessments of additional taxes.

15.    Commitments and Contingencies

Purchase Obligations

The Company had outstanding contracts and purchase orders for capital projects totaling $14.7 million at June 27, 2015. Amounts due under these contracts were not included on the Company’s consolidated balance sheet as of June 27, 2015.

Withdrawn Multiemployer Pension Plans

Until May 2013, Performance Food Group, Inc. participated in the Central States Southeast and Southwest Areas Pension Fund (“Central States Pension Fund”), a multiemployer pension plan administered by the Teamsters Union, pursuant to which Performance Food Group, Inc. was required to make contributions on behalf of certain union employees. The Central States Pension Fund is underfunded and is in critical status. In connection with the recent renegotiation of the collective bargaining agreement that had previously required the Company’s participation in the Central States Pension Fund, the Company negotiated the termination of its participation in the Central States Pension Fund and the Company has withdrawn. The Company currently estimates that its withdrawal liability is $6.9 million. The Company had previously recorded an initial estimated withdrawal liability of $3.7 million during fiscal 2013 and has increased the estimated withdrawal liability by $0.4 million during fiscal 2014. The withdrawal liability was increased by $2.8 million during fiscal 2015. The Company has made total payments for voluntary withdrawal of this plan in the amount of $0.8 million. As of June 27, 2015, the estimated withdrawal liability totaled $6.1 million.

Guarantees

Subsidiaries of the Company have entered into numerous operating leases, including leases of buildings, equipment, tractors, and trailers. Certain of the leases for tractors, trailers, and other vehicles and equipment, provide for residual value guarantees to the lessors. Circumstances that would require the subsidiary to perform under the guarantees include either (1) default on the leases with the leased assets being sold for less than the specified residual values in the lease agreements, or (2) decisions not to purchase the assets at the end of the lease terms combined with the sale of the assets, with sales proceeds less than the residual value of the leased assets specified in the lease agreements. Residual value guarantees under these operating lease agreements typically range between 5% and 25% of the value of the leased assets at inception of the lease. These leases have original terms ranging from 5 to 7 years and expiration dates ranging from 2015 to 2022. As of June 27, 2015, the undiscounted maximum amount of potential future payments for lease guarantees totaled $20.6 million, which would be mitigated by the fair value of the leased assets at lease expiration. The assessment as to whether it is probable that subsidiaries of the Company will be required to make payments under the terms of the guarantees is based upon their actual and expected loss experience. Consistent with the requirements of FASB ASC 460-10-50, Guarantees-Overall-Disclosure, the Company has recorded $0.2 million of the potential future guarantee payments on its consolidated balance sheet as of June 27, 2015.

In addition, the Company from time to time enters into certain types of contracts that contingently require it to indemnify various parties against claims from third parties. These contracts primarily relate to: (i) certain real estate leases under which subsidiaries of the Company may be required to indemnify property owners for environmental and other liabilities and other claims arising from their use of the applicable premises; (ii) certain agreements with the Company’s officers, directors, and employees under which the Company may be required to indemnify such persons for liabilities arising out of their employment relationship; and (iii) customer agreements under which the Company may be required to indemnify customers for certain claims brought against them with respect to the supplied products.

Generally, a maximum obligation under these contracts is not explicitly stated. Because the obligated amounts associated with these types of agreements are not explicitly stated, the overall maximum amount of the obligation cannot be reasonably estimated. Historically, the Company has not been required to make payments under these obligations and, therefore, no liabilities have been recorded for these obligations in the Company’s consolidated balance sheets.

Litigation

The Company is a party to various claims, lawsuits and other legal proceedings arising out of the ordinary course and conduct of its business. The Company has insurance policies covering certain potential losses where such coverage is cost effective. As discussed, below the Company has accrued an aggregate of $5,100,000 of anticipated settlement costs with respect to certain pending claims. For matters not specifically discussed below, although the outcomes of the claims, lawsuits and other legal proceedings to which the Company is a party are not determinable at this time, in the Company’s opinion, any additional liability that the Company might incur upon the resolution of the claims and lawsuits beyond the amounts already accrued is not expected, individually or in the aggregate, to have a material adverse effect on the Company’s consolidated financial condition, results of operations, or cash flows.

U.S. Equal Employment Opportunity Commission Investigation. In March 2009, the Baltimore Equal Employment Opportunity Commission (“EEOC”) Field Office served the Company with company-wide (excluding, however, the Company’s Vistar and Roma Foodservice operations) subpoenas relating to alleged violations of the Equal Pay Act and Title VII of the Civil Rights Act, seeking certain information from January 1, 2004 to a specified date in the first fiscal quarter of 2009. In August 2009, the EEOC moved to enforce the subpoenas in federal court in Maryland, and the Company opposed the motion. In February 2010, the court ruled that the subpoena related to the Equal Pay Act investigation was enforceable company-wide, but on a narrower scope of data than the original subpoena sought (the court ruled that the subpoena was applicable to the transportation, logistics, and warehouse functions of the Company’s Broadline distribution centers only and not to the Customized distribution centers). The Company cooperated with the EEOC on the production of information. In September 2011, the EEOC notified the Company that the EEOC was terminating the investigation into alleged violations of the Equal Pay Act. In Determinations issued in September 2012 by the EEOC with respect to the charges on which the EEOC had based its company-wide investigation, the EEOC concluded that the Company engaged in a pattern of denying hiring and promotion to a class of female applicants and employees into certain positions within the transportation, logistics, and warehouse functions within the Company’s Broadline division. In June 2013, the EEOC filed suit in federal court in Baltimore against the Company. The litigation concerns two issues: (i) whether the Company unlawfully engaged in an ongoing pattern and practice of failing to hire female applicants into operations positions; and (ii) whether the Company unlawfully failed to promote one of the three individuals who filed charges with the EEOC because of her being female. The parties are engaged in discovery. The Company intends to vigorously defend itself. An estimate of potential loss, if any, cannot be determined at the time.

Laumea v. Performance Food Group, Inc. In May 2014, a former employee of the Company’s Roma of Southern California distribution center filed a putative class action lawsuit in the San Bernardino County, California Superior Court against the Company. In September 2014, the Plaintiff filed a first amended complaint. There are different counts for which the putative classes differ. The first class is proposed to be all former and current employees employed by the Company in California in non-exempt positions at any time during the period beginning May 30, 2010 to the present (the “California Class”). With respect to the California Class, the lawsuit alleges that the Company (i) failed to pay overtime as required by California statute, (ii) failed to provide meal periods and to pay compensation for such meal periods, (iii) failed to provide accurate itemized wage statements, and (iv) that the Company engaged in unfair trade practices by failing to pay overtime or to provide meal periods or pay compensation in lieu thereof . The lawsuit further alleges Plaintiff is entitled to penalties and attorney fees pursuant to the California Private Attorney General Act. The second putative class is proposed to be all members of the California Class who separated from employment at any time during the period beginning May 30, 2011 (the “California Subclass”). With respect to the California Subclass, the lawsuit alleges that the Company failed to pay all compensation due upon termination of employment and within the period due. The third putative class is proposed to be all current or former employees employed by the Company in the United States in non-exempt positions at any time during the period beginning May 30, 2011 to the present (the “Nationwide Class”). With respect to the Nationwide Class, the lawsuit alleges the Company willfully failed to pay overtime compensation required under the Fair Labor Standards Act.

The Company engaged in mediation in June 2015, subject to the limitation that the interests of the Nationwide Class would not be mediated except to the extent members of the Nationwide Class worked in California during the applicable period, and the plaintiff agreed. The mediator proposed the parties settle the lawsuit on the basis of a settlement fund of $1,350,000, on a claims-made basis with a floor of 60% payout net of attorney fees, administrative fees and enhancements. In July 2015, the Company indicated its non-binding agreement to the mediator’s proposal, subject to negotiation of a mutually agreeable settlement. The plaintiff also indicated its agreement to the mediator’s proposal. Therefore, this amount was accrued in June 2015. Should the parties fail to negotiate a mutually acceptable agreement, the Company intends to continue to vigorously defend itself.

Perez v. Performance Food Group, Inc., et al. In April 2015, a former employee of the Company’s Performance Foodservice—Southern California distribution center filed a putative class action lawsuit in the Alameda County, California Superior Court against the Company. The Company removed the case to the United States District Court for the Northern District of California. In June 2015, the plaintiff filed a first amended complaint. The lawsuit alleges on behalf of a proposed class of all hourly employees in California (excluding drivers) that the Company failed to provide second meal periods and to pay compensation for such meal periods. The lawsuit further alleges on behalf of a proposed class of all employees in California (excluding drivers) who earned non-discretionary compensation that the Company failed to pay all overtime wages due, and to pay all premium wages for missed meal periods, by failing to include all compensation required in the regular rate of pay calculation, and failed to pay wages for all time worked. The lawsuit further alleges on behalf of a proposed class of all employees in California (excluding drivers) that the Company failed to pay out vested vacation time in the form of paid holidays. The lawsuit further alleges on behalf of a proposed class of all employees described above that the Company (i) failed to provide accurate itemized wage statements; (ii) failed to pay all compensation due upon termination of employment and within the period due; and (iii) that the Companyengaged in unfair trade practices. Each of the proposed classes for the preceding claims are for the time period beginning April 20, 2011. The lawsuit further alleges on behalf of all hourly employees of the Company in the United States (excluding drivers) in non-exempt positions, that the Company failed to pay appropriate overtime compensation pursuant to the Company’s compensation policy, and to keep records required under the Fair Labor Standards Act, for the period beginning April 20, 2012. Finally, the lawsuit alleges plaintiff is entitled to penalties and attorney fees pursuant to the California Private Attorney General Act. In July 2015, the Company filed a Motion to Dismiss or Strike the Complaint. The court has not ruled on this motion yet.

The Company believes that the exposure created by this lawsuit, if any, is largely duplicative of the exposure, if any, created by the Laumea litigation described above, and that settlement of the Laumea litigation will compromise all but one of the claims of the Perez litigation (failure to pay out vested vacation time in the form of paid holidays). Furthermore, like the Laumea litigation, the Perez litigation includes a nationwide Fair Labor Standards Act cause of action. Because compromise of that claim in the Laumea litigation would be limited to California employees, the same claim in the Perez litigation would not be compromised for non-California employees in the Perez litigation. The Company is currently assessing its options regarding defense of this case.

Contreras v. Performance Food Group, Inc., et al. In June 2014, a former employee of the Company’s Roma of Southern California distribution center filed a putative class action lawsuit in the Alameda County, California Superior Court against the Company. The putative class is proposed to be all drivers employed in any of the Company’s California locations at any time during the period beginning June 17, 2010 to the present. In August 2014, the Plaintiff filed a first amended complaint. The lawsuit alleges that the Company engaged in unfair trade practices and that the Company, with respect to the putative class, failed to (i) provide timely off-duty meal and rest breaks and to pay compensation for such breaks as required by California law, (ii) pay compensation for all hours worked and to pay a minimum wage for such hours, (iii) provide accurate itemized wage statements, (iv) pay all compensation within the period due at the time of termination of employment, and (v) pay compensation in timely fashion. The lawsuit further alleges that the plaintiff is entitled to penalties and attorney fees pursuant to the California Private Attorney General Act and that failure to provide meal and rest breaks and to pay a minimum wage for all hours worked constitute unfair business practices.

The Company engaged in mediation in June 2015, The mediator proposed the parties settle the lawsuit on the basis of a fully paid settlement fund of $3,750,000. In July 2015, the Company indicated its non-binding agreement to the mediator’s proposal, subject to negotiation of a mutually agreeable settlement. The plaintiff also indicated its agreement to the mediator’s proposal. Therefore, this amount was accrued in June 2015. Should the parties fail to negotiate a mutually acceptable agreement, the Company intends to continue to vigorously defend itself.

Vengris v. Performance Food Group, Inc. In May 2015, an employee of the Company’s Performance Foodservice—Northern California distribution center filed a putative class action lawsuit in the Alameda County, California Superior Court against the Company. In July 2015, the Company removed the case to the United States District Court for the Northern District of California. The putative class is proposed to be all current and former drivers employed in any of the Company’s, its subsidiaries’ or affiliated companies’ California locations for the period of May 2, 2011. The lawsuit alleges that the Company (i) engaged in wage theft or time shaving by auto-deducting thirty minutes from class members’ work days even if the class members worked during some or all of such meal periods; (ii) failed to pay class members for all time worked when class members worked during first or second meal periods; (iii) failed to pay premium wages to class members for missed meal periods; (iv) failed to provide class members the opportunity to take rest breaks of 10 minutes every four hours and failed to pay premium wage for such missed rest breaks; (v) provided inaccurate wage statements to the class members by failing to account for all hours worked; (vi) failed to pay all compensation within the period due at the time of termination of employment; and (vii) engaged in unlawful, unfair, fraudulent and deceptive business practices by failing to itemize and keep accurate time records and by failing to pay the class members in a lawful manner. In July 2015, the Company filed a Motion to Dismiss or Strike the Complaint. The court has not ruled on this motion yet.

The Company believes that the exposure created by this lawsuit, if any, is duplicative of the exposure, if any, created by the Contreras litigation described above, and that settlement of the Contreras litigation will compromise the claims of the members of the putative class in Vengris. The Company is currently assessing its options regarding defense of this case.

Sales Tax Liabilities

The Company’s sales and use tax filings are subject to customary audits by authorities in the jurisdictions where it conducts business in the United States, which may result in assessments of additional taxes.